Cash and Investments	12 Months Ended
Dec. 31, 2021
Cash and Investments
Cash and Investments
5.	Cash and Investments

Presented in the table below are holding company cash and investments and portfolio investments, net of derivative obligations, all of which are classified at FVTPL except for investments in associates, investment in associate held for sale and other invested assets.

	December 31,	December 31,
	2021	2020
Holding company
Cash and cash equivalents(1)	465.9	280.0
Short term investments	216.9	159.2
Bonds	242.6	457.2
Preferred stocks	14.0	4.7
Common stocks(2)	137.5	123.7
Derivatives (note 7)	290.5	147.9
	1,367.4	1,172.7
Assets pledged for derivative obligations:
Cash equivalents(1)	46.8	—
Short term investments	64.1	79.5
	110.9	79.5

Holding company cash and investments as presented on the consolidated balance sheet	1,478.3	1,252.2
Derivative obligations (note 7)	(32.1)	(22.8)
	1,446.2	1,229.4
Portfolio investments
Cash and cash equivalents(1)(4)	12,283.2	4,886.5
Short term investments(4)	9,516.3	8,311.3
Bonds(4)	14,091.2	15,734.6
Preferred stocks	2,405.9	605.2
Common stocks(2)(4)	5,468.9	4,599.1
Investments in associates (note 6)(4)	4,755.1	4,381.8
Investment in associate held for sale (note 6)	—	729.5
Derivatives (note 7)	291.3	234.8
Other invested assets(3)	699.9	577.6
	49,511.8	40,060.4
Assets pledged for derivative obligations:
Cash equivalents(1)	74.0	—
Short term investments	45.6	113.9
Bonds	—	82.5
	119.6	196.4
Fairfax India cash, portfolio investments and associates:
Cash and cash equivalents(1)	76.5	90.2
Short term investments	6.2	—
Bonds	199.8	21.0
Common stocks	434.6	412.3
Investments in associates (note 6)	1,348.9	1,328.3
	2,066.0	1,851.8

Portfolio investments as presented on the consolidated balance sheet	51,697.4	42,108.6
Derivative obligations (note 7)	(120.8)	(166.6)
	51,576.6	41,942.0

Total investments, net of derivative obligations	53,022.8	43,171.4
(1)	Includes aggregate restricted cash and cash equivalents at December 31, 2021 of $1,261.0 (December 31, 2020 – $789.6). See note 27.
(2)	Includes aggregate investments in limited partnerships with a carrying value at December 31, 2021 of $1,971.0 (December 31, 2020 – $1,935.9).
(3)	Comprised primarily of investment property.
(4)	Presented in the following table are portfolio investments held by Eurolife to support its life insurance operations that are included in the table above. Eurolife was consolidated on July 14, 2021 as described in note 23.

	December 31,	December 31,
	2021	2020
Eurolife life insurance portfolio investments
Cash and cash equivalents	741.5	—
Short term investments	854.3	—
Bonds	1,206.8	—
Common stocks	148.1	—
Investments in associates (note 6)	147.5	—
	3,098.2	—

Restricted cash and cash equivalents at December 31, 2021 of $1,261.0 (December 31, 2020 – $789.6) was comprised primarily of amounts required to be maintained on deposit with various regulatory authorities to support the operations of the insurance and reinsurance subsidiaries. Refer to note 27 for details of restricted cash and cash equivalents presented on the consolidated balance sheet.

The company’s subsidiaries have pledged cash and investments, inclusive of trust funds and regulatory deposits, as security for their own obligations to pay claims or make premium payments (these pledges are either direct or collateral for letters of credit). In order to write insurance business in certain jurisdictions (primarily U.S. states) the company’s subsidiaries must deposit funds with local insurance regulatory authorities to provide security for future claims payments as ultimate protection for the policyholder. Additionally, some of the company’s subsidiaries provide reinsurance to primary insurers, for which funds must be posted as security for losses that have been incurred but not yet paid. These pledges are in the normal course of business and are generally released when the payment obligation is fulfilled.

The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd’s (note 20), for derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and cash equivalents, short term investments and bonds within portfolio investments on the consolidated balance sheet.

	December 31,	December 31,
	2021	2020
Regulatory deposits	5,147.1	4,781.0
Security for reinsurance and other	1,434.9	1,245.7
	6,582.0	6,026.7

Fixed Income Maturity Profile

Bonds are summarized by their earliest contractual maturity date in the table below. Actual maturities may differ from maturities shown below due to the existence of call and put features. At December 31, 2021 bonds containing call, put and both call and put features represented $4,063.0, $77.2 and $467.8 respectively (December 31, 2020 – $7,155.0, $1.3 and $1,075.8) of the total fair value of bonds. The table below does not reflect the impact of U.S. treasury bond forward contracts with a notional amount at December 31, 2021 of $1,691.3 (December 31, 2020 – $330.8) that economically hedge the company’s exposure to interest rate risk as described in note 7. The increase in the company’s holdings of bonds due in 1 year or less was primarily due to net purchases of first mortgage loans of $826.9 and an investment in Mosaic Capital 25-year debentures as described in note 23. The decrease in the company’s holdings of bonds due after 1 year through 5 years was primarily due to net sales of short to mid-dated high quality corporate bonds for net proceeds of $3,948.5, the exchange of Seaspan Corporation debentures for Atlas Corp. preferred shares and redemption of the remaining Seaspan Corporation debentures as described in note 6, partially offset by net purchases of Canadian government bonds of $617.3. The increase in the company’s holdings of bonds due after 10 years was primarily due to the consolidation of Eurolife’s bond portfolio as described in note 23.

	December 31, 2021		December 31, 2020
	Amortized	Fair	Amortized	Fair
	cost(1)	value(1)	cost(1)	value(1)
Due in 1 year or less	6,022.8	5,946.5	4,968.1	4,935.3
Due after 1 year through 5 years	6,674.2	6,950.1	9,378.4	10,096.9
Due after 5 years through 10 years	534.0	531.3	654.2	718.5
Due after 10 years	990.1	1,105.7	419.2	544.6
	14,221.1	14,533.6	15,419.9	16,295.3
Pre-tax effective interest rate		2.7%		3.2%
(1)	Includes bonds held by the holding company and Fairfax India.

Fair Value Disclosures

The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2021				December 31, 2020
		Significant				Significant
		other	Significant			other	Significant
	Quoted	observable	unobservable	Total fair	Quoted	observable	unobservable	Total fair
	prices	inputs	inputs	value asset	prices	inputs	inputs	value asset
	(Level 1)	(Level 2)	(Level 3)	(liability)	(Level 1)	(Level 2)	(Level 3)	(liability)

Cash and cash equivalents(1)	12,946.4	—	—	12,946.4	5,256.7	—	—	5,256.7

Short term investments:
Canadian government	16.2	—	—	16.2	638.1	—	—	638.1
Canadian provincials	535.8	—	—	535.8	1,002.9	—	—	1,002.9
U.S. treasury	7,608.8	—	—	7,608.8	6,343.3	—	—	6,343.3
Other government	283.5	1,140.9	—	1,424.4	266.7	234.9	—	501.6
Corporate and other	—	263.9	—	263.9	—	178.0	—	178.0
	8,444.3	1,404.8	—	9,849.1	8,251.0	412.9	—	8,663.9
Bonds:
Canadian government	—	614.6	—	614.6	—	16.5	—	16.5
Canadian provincials	—	45.0	—	45.0	—	49.9	—	49.9
U.S. treasury	—	3,957.9	—	3,957.9	—	3,058.4	—	3,058.4
U.S. states and municipalities	—	387.2	—	387.2	—	378.2	—	378.2
Other government	—	2,655.0	—	2,655.0	—	944.0	—	944.0
Corporate and other(2)	—	4,078.1	2,795.8	6,873.9	—	10,074.1	1,774.2	11,848.3
	—	11,737.8	2,795.8	14,533.6	—	14,521.1	1,774.2	16,295.3
Preferred stocks:
Canadian	—	16.6	93.6	110.2	—	12.2	93.0	105.2
U.S.	—	—	40.6	40.6	—	—	17.0	17.0
Other(3)	13.5	288.0	1,967.6	2,269.1	10.3	—	477.4	487.7
	13.5	304.6	2,101.8	2,419.9	10.3	12.2	587.4	609.9
Common stocks:
Canadian	1,104.2	188.4	303.7	1,596.3	802.5	108.7	181.5	1,092.7
U.S.	597.9	32.0	1,155.3	1,785.2	485.1	32.0	998.8	1,515.9
Other	1,438.0	276.7	944.8	2,659.5	1,250.8	338.4	937.3	2,526.5
	3,140.1	497.1	2,403.8	6,041.0	2,538.4	479.1	2,117.6	5,135.1

Derivatives and other invested assets	0.1	175.4	1,106.2	1,281.7	—	237.4	722.9	960.3

Derivative obligations (note 7)	—	(88.5)	(64.4)	(152.9)	—	(164.1)	(25.3)	(189.4)

Holding company cash and investments and portfolio investments measured at fair value	24,544.4	14,031.2	8,343.2	46,918.8	16,056.4	15,498.6	5,176.8	36,731.8

	52.3%	29.9%	17.8%	100.0%	43.7%	42.2%	14.1%	100.0%

Investments in associates (note 6)(4)	4,188.8	106.8	3,995.6	8,291.2	2,916.3	175.2	4,059.8	7,151.3
(1)	Includes restricted cash and cash equivalents of $1,261.0 at December 31, 2021 (December 31, 2020 – $789.6). See note 27.
(2)	Included in Level 3 are the company’s investments in first mortgage loans at December 31, 2021 of $1,659.4 (December 31, 2020 – $775.4) secured by real estate predominantly in the U.S., Europe and Canada.
(3)	Primarily comprised of the company’s investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited (“Digit”),which are described in footnote (2) of the following table. The company also holds a 49.0% equity interest in Digit as described in note 6.
(4)	The fair value of investments in associates is presented separately as such investments are measured using the equity method of accounting. Also included is the fair value of RiverStone Barbados which was held for sale at December 31, 2020 and subsequently sold on August 23,2021 as described in note 23.

In the preceding table certain limited partnerships included in common stocks are classified as Level 3 because their net asset values are unobservable or because they contractually require greater than three months to liquidate or redeem. During 2021 and 2020 there were no significant transfers of financial instruments between Level 1 and Level 2, and there were no significant transfers of financial instruments in or out of Level 3 as a result of changes in the observability of valuation inputs except as described in the following table which summarizes changes in Level 3 financial assets measured at fair value on a recurring basis.

	2021
				Private
	Limited	Private	Derivatives	company		Private
	partnerships	placement	and other	preferred	Common	equity
	and other(1)	debt securities	invested assets	shares	shares	funds(1)	Total
Balance - January 1	1,766.9	1,774.2	697.6	587.4	239.9	110.8	5,176.8
Net realized and unrealized gains included in the consolidated statement of earnings(2)	450.6	69.1	297.4	1,489.3	53.7	2.4	2,362.5
Purchases(3)(4)	254.3	1,241.5	115.5	32.0	216.9	—	1,860.2
Acquisitions of subsidiaries (note 23)	—	47.5	27.4	—	—	—	74.9
Transfer into category(5)	—	139.6	—	—	10.9	—	150.5
Sales and distributions	(580.9)	(476.6)	(91.8)	(7.2)	(2.5)	(5.9)	(1,164.9)
Transfer out of category	(102.0)	—	—	—	(10.7)	—	(112.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	0.2	0.5	(4.3)	0.3	(1.2)	0.4	(4.1)
Balance - December 31	1,789.1	2,795.8	1,041.8	2,101.8	507.0	107.7	8,343.2

	2020
				Private
	Limited	Private	Derivatives	company		Private
	partnerships	placement	and other	preferred	Common	equity
	and other(1)	debt securities	invested assets	shares	shares	funds(1)	Total
Balance - January 1	1,846.7	1,420.1	764.3	569.2	205.6	129.2	4,935.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	155.9	99.3	(100.4)	(3.0)	27.4	(1.0)	178.2
Purchases	198.1	1,012.8	44.2	20.7	14.3	—	1,290.1
Sales and distributions	(392.8)	(474.6)	—	(0.1)	(8.0)	(18.8)	(894.3)
Transfer out of category(6)	(44.4)	(149.3)	—	—	—	—	(193.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	3.4	12.5	(0.6)	0.6	0.6	1.4	17.9
Deconsolidation of non-insurance subsidiary (note 23)	—	(146.6)	(9.9)	—	—	—	(156.5)
Balance - December 31	1,766.9	1,774.2	697.6	587.4	239.9	110.8	5,176.8
(1)	Included in common stocks in the fair value hierarchy table presented on the previous page and in holding company cash and investments or common stocks on the consolidated balance sheets.
(2)	During June 2021 the company’s associate Go Digit Infoworks Services Private Limited (“Digit”) entered into agreements with certain third party investors for its general insurance subsidiary Go Digit Insurance Limited (“Digit Insurance”) to raise approximately $200 (14.9 billion Indian rupees) of new equity shares, valuing Digit Insurance at approximately $3.5 billion (259.5 billion Indian rupees) (the “transaction fair value”). Digit Insurance subsequently raised approximately $122 (9.0 billion Indian rupees) at the transaction fair value, with the remaining tranches expected to close in the first half of 2022, subject to customary closing conditions and regulatory approval. The increased valuation of Digit Insurance based upon the transaction fair value, which was supported by an internal discounted cash flow analysis, resulted in the company recording a net unrealized gain of $1,490.3 (inclusive of foreign exchange losses) in 2021 on its investment in Digit compulsory convertible preferred shares. The company also holds a 49.0% equity accounted interest in Digit as described in note 6.
(3)	Common shares include non-voting shares of the RiverStone Barbados holding company as described in note 23.
(4)	Derivatives and other invested assets include a monthly royalty on future revenues of Toys “R” Us Canada as described in note 23.
(5)	Private placement debt securities include Mosaic Capital 25-year debentures as described in note 23.
(6)	On July 1, 2020 the company derecognized its investment in Farmers Edge convertible debentures pursuant to the consolidation of Farmers Edge as described in note 6.

The table below presents the valuation techniques and unobservable inputs used to estimate fair values for the company’s significant Level 3 financial assets at December 31, 2021:

						Effect on fair value
	Carrying			Input range used		if input value is
Asset class	value	Valuation technique	Significant unobservable input	Low	High	increased(a)
Bonds(b):
Private placement debt securities(1)	1,001.7	Discounted cash flow	Credit spread	1.0%	9.9%	Decrease
Mortgage loans(2)	1,659.4	Market approach	Recent transaction price	N/A	N/A	Increase
		Discounted cash flow	Credit spread	1.9%	7.6%	Decrease
Other	134.7	Various	Various	N/A	N/A	N/A
	2,795.8

Preferred stocks(c):
Private company preferred shares(3)	1,965.5	Market approach	Recent transaction price	N/A	N/A	Increase
		Discounted cash flow	Discount rate	11.3%	11.3%	Decrease
			Long term growth rate	6.0%	6.0%	Increase
Private placement preferred shares(4)	71.2	Discounted cash flow	Credit spread	3.7%	3.7%	Decrease
Other	65.1	Various	Various	N/A	N/A	N/A
	2,101.8

Common stocks(d):
Limited partnerships and other(5)	1,789.1	Net asset value	Net asset value	N/A	N/A	Increase
Common shares(6)	200.0	Market approach	Recent transaction price	N/A	N/A	Increase
Common shares(7)	83.0	Market comparable	Book value multiple	1.4	1.4	Increase
Private equity funds(7)	58.3	Market comparable	Price/Earnings multiple	10.0	10.0	Increase
Private equity funds(5)	49.4	Net asset value	Net asset value	N/A	N/A	Increase
Other	224.0	Various	Various	N/A	N/A	N/A
	2,403.8

Derivatives and other invested assets(e):
Investment property(8)	507.9	Income capitalization	Terminal capitalization rate	5.8%	7.5%	Decrease
			Discount rate	7.1%	8.8%	Decrease
			Market rent growth rate	2.5%	3.0%	Increase
Warrants(9)	259.2	Option pricing model	Equity volatility	19.3%	75.1%	Increase
Investment property(10)	69.5	Sales comparison	Price per acre (Cdn$ thousands)	30.0	125.0	Increase
Other	205.2	Various	Various	N/A	N/A	N/A
	1,041.8

Total	8,343.2
(a)	Decreasing the input value would have the opposite effect on the estimated fair value.
(b)	Included in holding company cash and investments or bonds on the consolidated balance sheet.
(c)	Included in preferred stocks on the consolidated balance sheet.
(d)	Included in holding company cash and investments or common stocks on the consolidated balance sheet.
(e)	Included in holding company cash and investments or derivatives and other invested assets, net of derivative obligations on the consolidated balance sheet.
(1)	At December 31, 2021 these private placement debt securities were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the issuers, and consisted of 12 investments, the largest being $535.1 (the company’s investment in Blackberry Limited) (December 31, 2020 - 10 investments, the largest being $438.6 (the company’s investment in Blackberry Limited)). By increasing
(decreasing) the credit spreads applied at December 31, 2021 by 100 basis points, the fair value of this asset class would collectively decrease by $26.5 (increase by $11.3).
(2)	At December 31, 2021 these mortgage loans consisted of 36 investments, the largest being $149.4 (December 31, 2020 - 22 investments, the largest being $111.5). By increasing (decreasing) the credit spreads applied at December 31, 2021 by 100 basis points, the fair value of this asset class would not change significantly primarily due to the short term nature of these instruments.
(3)	These private company preferred shares relate to the company’s investment in Digit compulsory convertible preferred shares where the recent transaction price was applied which was supported by an industry accepted discounted cash flow model that incorporated an unobservable discount rate and long term growth rate. As the company is restricted from selling the preferred shares for a specified period a discount for lack of marketability was also applied using an industry accepted option pricing model that incorporated unobservable long-dated equity volatilities. At December 31, 2021 by increasing (decreasing) the discount rate applied by 0.5%, the fair value of the preferred shares would decrease by $212.1 (increase by $258.0); by increasing (decreasing) the long term growth rate applied by 0.25%, the fair value of the preferred shares would increase by $80.4 (decrease by $73.2).
(4)	These private placement preferred shares were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the preferred shares. By increasing (decreasing) the credit spreads applied at December 31, 2021 by 100 basis points, the fair value of this asset class would decrease by $8.0 (increase by $8.6).
(5)	Limited partnerships and other, and certain private equity funds, are investment funds managed by third party fund managers and general partners that invest in a diverse range of industries and geographies. These investment funds were valued primarily using net asset value statements provided by those third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. In some instances, such investments are classified as Level 3 if they require at least three months’ notice to liquidate or redeem. At December 31, 2021 limited partnerships and other consisted of 47 investments, the three largest being $258.2 (industrials), $252.1 (oil and gas extraction) and $192.0 (primarily household appliance manufacturing) (December 31, 2020 - 51 investments, the three largest being $299.5 (beverage manufacturing), $191.8 (industrials) and $146.4 (oil and gas extraction)). By increasing (decreasing) net asset values at December 31, 2021 by 10%, the fair value of limited partnerships and other would collectively increase (decrease) by $178.9, and the fair value of the private equity funds would collectively increase (decrease) by $4.9.
(6)	These common shares applied the recent transaction price that was supported by a probability weighted valuation model which attributed 85.0% weighting to the fair value whereby the common shares will convert into a secured loan note upon completion of certain regulatory undertakings by the investee and 15.0% weighting to the fair value whereby the common shares remain unchanged.
(7)	These common shares and private equity funds were valued using various valuation measures for comparable companies and transactions, including relevant valuation multiples. In some instances, such investments are classified as Level 3 because the valuation multiples applied by the company were adjusted for differences in attributes between the investment and the underlying companies or transactions from which the valuation multiples were derived.
(8)	These investment property were valued by third party appraisers using an industry accepted income capitalization approach that incorporated unobservable capitalization rates, discount rates and market rent growth rates.
(9)	These warrants were valued using industry accepted option pricing models that incorporated unobservable long-dated equity volatilities. A higher equity volatility generally results in a higher fair value due to the higher probability of obtaining a greater return from the warrant. By increasing (decreasing) equity volatilities applied at December 31, 2021 by 10%, the fair value of these warrants would collectively increase by $25.5 (decrease by $26.0).
(10)	These investment property were valued using an industry accepted direct sales comparison approach that incorporated unobservable recent sale prices per acre for comparable properties in similar locations.

Investment Income

An analysis of investment income for the years ended December 31 follows:

Interest and dividends and share of profit (losses) of associates

	2021	2020
Interest income:
Cash and short term investments	26.8	104.1
Bonds	488.5	557.4
Derivatives and other invested assets	53.1	55.0
	568.4	716.5
Dividends:
Preferred stocks	14.1	4.3
Common stocks	94.1	73.5
	108.2	77.8
Investment expenses	(35.8)	(25.1)
Interest and dividends	640.8	769.2

Share of profit (losses) of associates(1)	402.0	(112.8)
(1)	Includes impairment charges recorded on investments in associates during 2021 of nil (2020 - $240.3).

Net gains (losses) on investments

	2021						2020
			Net change in		Net gains				Net change in	Net gains
	Net realized		unrealized		(losses) on		Net realized		unrealized	(losses) on
	gains (losses)		gains (losses)		investments		gains (losses)(8)		gains (losses)	investments
Bonds	338.2	(1)	(523.5)	(1)	(185.3)		112.1		593.5	705.6
Preferred stocks	2.2		1,509.5	(2)	1,511.7		—		10.0	10.0
Common stocks	488.0		852.3		1,340.3		243.7		(212.4)	31.3
	828.4		1,838.3		2,666.7		355.8		391.1	746.9

Derivatives:
Equity total return swaps - short positions	—		—		—		(613.2)	(3)	84.6	(528.6)
Equity total return swaps - long positions	439.6	(3)	(32.1)		407.5		207.4	(3)	118.2	325.6
Equity warrants and options	15.8		98.4		114.2		(1.6)		(54.7)	(56.3)
CPI-linked derivatives	(108.5)		113.8		5.3		(300.0)		286.1	(13.9)
U.S. treasury bond forwards	26.0		(0.3)		25.7		(103.0)		1.0	(102.0)
Other	(42.6)		171.3		128.7	(4)	(59.0)		26.1	(32.9)
	330.3		351.1		681.4		(869.4)		461.3	(408.1)

Foreign currency net gains (losses) on:
Investing activities	(43.5)		(78.8)		(122.3)	(5)	(51.0)		156.4	105.4	(5)
Underwriting activities	41.2		—		41.2		(16.8)		—	(16.8)
Foreign currency contracts	(62.2)		50.2		(12.0)		2.1		(35.1)	(33.0)
	(64.5)		(28.6)		(93.1)		(65.7)		121.3	55.6

Disposition of associates	56.4	(6)	—		56.4		8.6	(9)(10)	—	8.6

Deconsolidation of non-insurance subsidiaries	190.3	(7)	—		190.3		(78.5)	(11)	—	(78.5)

Other	122.1		(178.7)		(56.6)		(19.9)		8.5	(11.4)

Net gains (losses) on investments	1,463.0		1,982.1		3,445.1		(669.1)		982.2	313.1
(1)	Includes the derecognition of Seaspan Corporation debentures that were exchanged for Atlas Corp. preferred shares and Seaspan Corporation debentures that were redeemed as described in note 6.
(2)	Includes net unrealized gains of $1,490.3 (inclusive of foreign exchange losses)on Digit compulsory convertible preferred shares described earlier in this note.
(3)	Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement.
(4)	Includes net gains of $109.9 (excludes net foreign exchange losses) related to Asset Value Loan Notes (“AVLNs”) entered into with RiverStone Barbados as described in note 23.
(5)	Foreign currency net losses on investing activities during 2021 primarily related to euro and Indian rupee denominated investments held by subsidiaries with a U.S. dollar functional currency as the U.S. dollar strengthened relative to those currencies. Foreign currency net gains on investing activities during 2020 primarily related to euro and Canadian dollar denominated investments held by subsidiaries with a U.S. dollar functional currency as the U.S. dollar weakened relative to those currencies.
(6)	During 2021 the company sold a portion of its investment in IIFL Finance for cash proceeds of $113.7 (8.6 billion Indian rupees) and recorded a net realized gain of $42.0 in the consolidated statement of earnings as described in note 6.
(7)	Principally comprised of the sale of Toys “R” Us Canada and Fairfax India’s sale of Privi as described in note 23.
(8)	Amounts recorded in net realized gains (losses) in 2020 include net gains (losses) on investments that were disposed of pursuant to the deconsolidation of European Run-off on March 31, 2020 and Fairfax Africa on December 8, 2020 as described in note 23.
(9)	On February 28, 2020 the company sold its investment in APR Energy to Atlas Corp. in an all-stock transaction .
(10)	On September 30, 2020 the company sold its investment in Davos Brands for cash proceeds of $58.6 and recorded a net realized gain of $19.3.
(11)	On December 8, 2020 Fairfax Africa was deconsolidated pursuant to the transaction described in note 23 and an equity accounted investment in Helios Fairfax Partners Corporation (“HFP”) was recognized, resulting in a net realized loss of $61.5.